Transactions With Related Parties - Revolving Loans To Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 09, 2013	Dec. 31, 2013	Dec. 18, 2013
Percentage of Navios Holdings in Navios Partners		21.60%
Long Term Debt		$ 537,798
Navios Holdings
Percentage of Navios Holdings in Navios Partners	47.50%
Navios Acquisitions
Percentage of Navios Holdings in Navios Partners	47.50%
Navios Partners
Percentage of Navios Holdings in Navios Partners	5.00%
Revolving Credit Facility Maximum Borrowing Capacity		925
Initial Investment In Related Party		500
Portion On Revolving Loan		280
New Junior Loan
Loans Payable Fair Value Disclosure		71,929
Debt instrument face amount			173,367
Navios Holdings, Navios Acquisition and Navios Partners
Long Term Debt			10,000
Preferred Distribution Percentage		12.70%
Revolving Credit Facility Maximum Borrowing Capacity	$ 24,100	$ 18,500